GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expense [Line Items]
General and administrative expenses	$ 7,506	$ 8,025	$ 3,848
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	3,880	3,311	1,082
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	1,231	1,054	773
Professional services
General And Administrative Expense [Line Items]
General and administrative expenses	1,461	2,246	1,391
Office related expenses, net
General And Administrative Expense [Line Items]
General and administrative expenses	547	567	300
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 387	$ 847	$ 302